Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 9 – Subsequent Events

On May 15, 2018 Processa Pharmaceuticals (the “Company”) entered into Subscription and Purchase Agreements (the “Purchase Agreements”) with certain accredited investors and conducted a closing pursuant to which the Company sold 1,112,656 shares of the Company’s Common Stock, par value $0.001 per share (the “Common Stock”), at a purchase price of $2.27 per share. In addition, each investor received a warrant to purchase one share of Common Stock for each Common Stock purchased by such investor at an exercise price equal to $2.724, subject to adjustment thereunder. The closing is the initial closing (the “Initial Closing”) of the Company’s previously announced private placement (the “Private Placement”) of up to $8 million of Common Stock (the Maximum Offering Amount”).

The Company received total gross proceeds of approximately $2.5 million from the Initial Closing, prior to deducting placement agent fees and estimated expenses payable by the Company associated with the Initial Closing. The Company currently intends to use the proceeds of the Private Placement to fund research and development of its lead product candidate, PCS-499, including clinical trial activities, and for general corporate purposes. Pursuant to the Purchase Agreements, the Company may periodically conduct additional closings until the earlier of June 29, 2018 or the Company has sold the Maximum Offering Amount.

The Securities were sold in a private placement pursuant to exemptions from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), afforded by Rule 506 of Regulation D promulgated thereunder.

Boustead Securities acted as placement agent The placement agent received approximately $128,056 in connection with the Initial Closing and a Placement Agent Warrant to purchase up to 33,380 shares of Common Stock at an exercise price equal to $2.724.

Anti-Dilution Protection

The Common Stock, but not the Warrants, will have full ratchet anti-dilution protection rather than weighted-average anti-dilution protection. Except as provided, until the Company has issued equity securities or securities convertible into equity securities for a total of an additional $20.0 million in cash or assets, including the proceeds from the exercise of the Warrants issued in the Offering, in the event the Company issues additional equity securities or securities convertible into equity securities at a purchase price less than $2.27 per share of Common Stock, the Purchase Price shall be adjusted and new shares of Common Stock issued as if the Purchase Price was such lower amount (or, if such additional securities are issued without consideration, to a price equal to $0.01 per share).

The following issuances shall not trigger anti-dilution adjustment: (i) shares of Common Stock issued in the Private Placement and securities issuable upon exercise of the Warrants; (ii) securities issued upon the conversion of any outstanding debenture, warrant, option, or other convertible security; (iii) Common Stock issuable upon a stock split, stock dividend, or any subdivision of shares of Common Stock, provided that such securities have not been amended since the date of the Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversation price of such securities (other than in connection with stock splits or combinations) or to extend the term of such securities; (iv) shares of Common Stock (or options to purchase such shares of Common Stock) issued or issuable to employees or directors of, or consultants to, the Company pursuant to any plan approved by the Company’s Board of Directors and (v) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that such issuance shall only be to a person (or to the equity holders of a person) which is, itself or through its subsidiaries, believed by the Company to be an operating company or an owner of an asset in a business synergistic with the business of the Company.

NOTE 14 – SUBSEQUENT EVENTS

Amendment of Option and License Agreement between Promet Therapeutics, LLC and CoNCERT Pharmaceuticals, Inc.

Promet Therapeutics, LLC (“Promet”) and CoNCERT Pharmaceuticals Inc. (“CoNCERT”) entered into an exclusive option and license agreement for the CTP-499 compound (the “Agreement”) in October 2017 (see Note 10). On March 19, 2018, Promet and CoNCERT amended the Agreement and Promet exercised the exclusive option for the CTP-499 compound and assigned the Agreement to Processa. The option was exercised in March 2018 in exchange for CoNCERT receiving (i) $8 million of common stock of Processa that was owned by Promet or approximately 2,090,300 shares representing 6.58% of Promet’s common stock holding or 5.93% of total Processa common stock issued and outstanding, and (ii) 15% of any sublicense revenue earned by Processa for a period equivalent to the royalty term (as defined in the Agreement) until (a) Processa raises $8 million of gross proceed; after the $8M is raised CoNCERT receives 0% sublicense revenue and (b) CoNCERT can sell its shares of Processa common stock without restrictions pursuant to the terms of the amended Agreement. All other terms of the Agreement remain unchanged.

Cybersecurity Fraud

In January 2018, we incurred a loss of $144,200 due to fraud from a cybersecurity breach. As a result, we have implemented certain review and approval procedures internally and with our banks; our technology consultants have implemented system changes; and, we reported the fraud to our banks and to a national law enforcement agency. We do not have insurance coverage against the type of fraud that occurred, therefore, recovery of the loss is remote. While we are taking steps to prevent such an event from reoccurring, we cannot provide assurance that similar issues will not reoccur. Failure of our control systems to prevent or detect and correct errors or fraud could have a material and adverse effect on our financial condition.